Borrowings (Tables)	12 Months Ended
Jun. 30, 2018
Borrowings [abstract]
Schedule of borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2018 and 2017 was as follows:

	Book value		Fair value
	06.30.18	06.30.17	06.30.18	06.30.17
Non-convertible notes	177,980	111,059	189,949	113,552
Bank loans and others	36,552	15,017	37,153	14,668
Non-recourse loan	-	7,025	-	6,930
Bank overdrafts	1,122	126	1,122	126
Other borrowings (i)	3,891	2,085	5,076	2,051
Total borrowings (ii)	219,545	135,312	233,300	137,327

Non-current	187,462	112,025
Current	32,083	23,287
Total	219,545	135,312

(i) Includes financial leases for Ps. 170 and Ps. 132 as of June 30, 2018 and 2017.

(ii) Includes Ps. 180,814 and Ps. 119,103 as of June 30, 2018 and 2017, respectively, corresponding to the Operations Center in Israel.

Schedule of maturity of the Group's borrowings

The maturity of the Group's borrowings (excluding obligations under finance leases) is as follows:

	06.30.18	06.30.17

Stock:
Less than one year	30,099	21,845
Between 1 and 2 years	27,330	15,834
Between 2 and 3 years	23,442	15,474
Between 3 and 4 years	19,190	12,392
Between 4 and 5 years	51,113	10,856
More than 5 years	66,218	57,438
	217,392	133,839
Do not accrue interest:
Less than one year	1,841	1,298
Between 1 and 2 years	68	4
Between 2 and 3 years	33	7
Between 3 and 4 years	8	19
Between 4 and 5 years	-	5
More than 5 years	33	8
	1,983	1,341
Finance lease obligations	170	132
	219,545	135,312

Schedule of borrowing by type of fixed-rate and floating-rate

The following tables shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2018 and 2017.

	06.30.18
	Argentine Peso	Brazilian Reais	Bolivian Peso	Uruguayan Peso	NIS	Total
Fixed rate:
Argentine Peso	1,519	-	-	-	-	1,519
Brazilian Reais	-	318	-	-	-	318
US Dollar	33,353	-	-	372	12,273	45,998
NIS	-	-	-	-	80,685	80,685
Subtotal fixed-rate borrowings	34,872	318	-	372	92,958	128,520
Floating rate:
Argentine Peso	1,166	-	-	-	-	1,166
Brazilian Reais	-	1,562	-	-	-	1,562
US Dollar	271	-	-	-	1,642	1,913
NIS	-	-	-	-	86,214	86,214
Subtotal floating rate borrowings	1,437	1,562	-	-	87,856	90,855
Total borrowings as per analysis	36,309	1,880	-	372	180,814	219,375
Finance lease obligations	21	149	-	-	-	170
Total borrowings as per Statement of Financial Position	36,330	2,029	-	372	180,814	219,545

	06.30.17
	Argentine Peso	Brazilian Reais	Bolivian Peso	Uruguayan Peso	NIS	Total
Fixed rate:
Argentine Peso	135	-	-	-	-	135
Brazilian Reais	-	49	-	-	-	49
US Dollar	16,193	-	-	134	7,741	24,068
NIS	-	-	-	-	35,867	35,867
Subtotal fixed-rate borrowings	16,328	49	-	134	43,608	60,119
Floating rate:
Argentine Peso	557	-	-	-	-	557
Brazilian Reais	-	468	-	-	-	468
US Dollar	195	-	14	-	1,022	1,231
NIS	-	-	-	-	72,805	72,805
Subtotal floating rate borrowings	752	468	14	-	73,827	75,061
Total borrowings as per analysis	17,080	517	14	134	117,435	135,180
Finance lease obligations	6	126	-	-	-	132
Total borrowings as per Statement of Financial Position	17,086	643	14	134	117,435	135,312

Schedule of debt issuances of the Group's borrowings

The following describes the debt issuances made by the Group for the years ended June 30, 2018, and 2017:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
Cresud	Class XXIII	feb-18	US$ 113	2/16/2023	6.50%	At expiration	biannual
Brasilagro	CRA Serie I	may-18	$R 85.2	8/1/2022	106.5% from the DI rate	Annual payments since 2020	annual
Brasilagro	CRA Serie II	may-18	$R 57	7/31/2023	110% from the DI rate	Annual payments since 2020	annual
IRSA	Class VII	sep-16	384.2	9/9/2019	Badlar + 2.99% n.a	At expiration	quarterly
IRSA	Class VIII	sep-16	$US 184.5	9/9/2019	7% n.a.	At expiration	quarterly
IRSA CP	Class IV	sep-17	US$ 140	9/14/2020	5% n.a.	At expiration	quarterly
IDBD	SERIES N	aug-16	NIS 325	12/29/2022	5.3% e.a	At expiration	quarterly	(1)
IDBD	SERIES M	feb-17	NIS 1,060	11/28/2019	5.40% n.a.	At expiration	quarterly
IDBD	SERIES N	jul-17	NIS 642.1	12/30/2022	5.3% e.a	At expiration	quarterly	(1)
IDBD	SERIES N	nov-17	NIS 357	12/30/2022	5.3% e.a	At expiration	quarterly	(2)
DIC	SERIES F	aug-16	NIS 360	12/31/2025	4.95% e.a.	Annual payments since 2017	annual
DIC	SERIES F	apr-17	NIS 444	12/31/2025	4.95% e.a.	Annual payments since 2017	annual
DIC	SERIES J	dec-17	NIS 762	12/30/2026	4.8% e.a.	Annual payments since 2021	biannual	(2)
PBC	SERIES I	oct-16	NIS 102	6/29/2029	3.95% e.a.	At expiration	quarterly
PBC	SERIES I	apr-17	NIS 431	6/29/2029	3.95% e.a.	At expiration	quarterly
PBC	SERIES I	oct-17	NIS 497	6/29/2029	3.95% e.a.	At expiration	quarterly
PBC	SERIES I	dec-17	NIS 496	6/29/2029	3.95% e.a.	At expiration	quarterly	(2)
Gav - Yam	SERIES F	apr-17	NIS 303	3/31/2026	4.75% e.a.	Annual payments since 2021	biannual
Gav - Yam	SERIES H	sep-17	NIS 424	6/30/2034	2.55% e.a.	Annual payments since 2019	biannual
Cellcom	SERIES L	jan-18	NIS 401	1/5/2028	2.5% e.a.	Annual payments since 2023	annual
Shufersal	SERIES E	jan-18	NIS 544	10/8/2028	4.3% e.a.	Annual payments since 2018	annual
Shufersal	SERIES E	jan-18	NIS 544	10/8/2028	4.3% e.a.	Annual payments since 2018	annual	(2)

(1)

IDBD has the right to make an early repayment, totally or partially. As a guarantee for the full compliance of all the commitments IDBD has pledged approximately 60.4 million shares of DIC under a single fixed charge of first line and in guarantee of by means of the lien, in an unlimited amount, in favor of the trustee for the holders of the debentures.

(2)

Corresponds to an expansion of the series.

Schedule of evolution of borrowing

The following table shows a detail of evolution of borrowing during the years ended June 30, 2018 and 2017:

	06.30.18	06.30.17
Balance at the beginning of the year	135,312	117,295
Borrowings	25,089	29,353
Payment of borrowings	(22,912)	(19,098)
Obtention / (payment) of short term loans, net	732	(1,019)
Interests paid	(7,234)	(5,522)
Accrued interests	8,639	6,437
Cumulative translation adjustment and exchange differences, net	101,731	8,276
Deconsolidation	(21,310)	-
Changes in fair value of third-party loans	114	-
Repurchase of non-convertible notes	(379)	(546)
Reclassifications and other movements	(237)	136
Balance at the end of the year	219,545	135,312